Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019
Income Statement [Abstract]
Revenue:
Operating expenses:
General and administrative	565,167	124,840	124,840	1,044,787
Professional fees	741,542	156,977	156,977	1,444,422
Total operating expenses	1,306,709	281,817	281,817	2,489,209
Operating loss	(1,306,709)	(281,817)	(281,817)	(2,489,209)
Other income (expense):
Loss on disposal of assets	(4,087)			(4,087)
Interest income	147			248
Interest expense	(14,579)	(1,801)	(1,801)	(155,696)
Total other expense	(18,519)	(1,801)	(1,801)	(159,535)
Net loss	(1,325,228)	(283,618)	(283,618)	(2,648,744)
Other comprehensive loss:
Gain on foreign currency translation	151,288	35,402		143,001
Net other comprehensive loss	$ (1,173,940)	$ (248,216)	$ (283,618)	$ (2,505,743)
Weighted average number of common shares outstanding - basic and fully diluted	39,922,899	29,410,501	29,777,996	38,779,975
Net loss per share - basic and fully diluted	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.06)